Financial information by segment, Assets and liabilities by business sector (Details) $ in Thousands, € in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,644,952	$ 8,021,568
Investments carried under the equity method	275,572	294,581
Current financial investments	188,804	207,379
Cash and cash equivalents (project companies)	668,247	622,689	$ 686,289	$ 868,501
Total assets	9,371,064	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,735,500	5,036,193
Grants and other liabilities	1,252,349	1,263,744
Long-term and short-term corporate debt	1,000,091	1,023,071			$ 5,200	€ 5
Total liabilities	7,574,233	8,003,325
Equity	1,796,831	1,748,605	$ 1,807,209	$ 1,740,881
Total liabilities and equity	9,371,064	9,751,930
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,163,513	6,533,408
Investments carried under the equity method	221,332	240,302
Current financial investments	8,622	10,761
Cash and cash equivalents (project companies)	416,482	442,213
Total assets	6,809,949	7,226,684
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,593,887	3,857,313
Grants and other liabilities	1,211,134	1,244,346
Total liabilities	4,805,021	5,101,659
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional assets	507,776	517,247
Investments carried under the equity method	14,395	15,358
Current financial investments	112,886	128,461
Cash and cash equivalents (project companies)	47,858	25,392
Total assets	682,915	686,458
Liabilities allocated [Abstract]
Long-term and short-term project debt	462,228	478,724
Grants and other liabilities	32,762	11,212
Total liabilities	494,990	489,936
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	818,768	805,987
Investments carried under the equity method	0	0
Current financial investments	28,506	27,813
Cash and cash equivalents (project companies)	54,249	44,574
Total assets	901,523	878,374
Liabilities allocated [Abstract]
Long-term and short-term project debt	592,657	602,278
Grants and other liabilities	6,200	5,795
Total liabilities	598,857	608,073
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	154,895	164,926
Investments carried under the equity method	39,845	38,921
Current financial investments	38,790	40,344
Cash and cash equivalents (project companies)	24,860	21,369
Total assets	258,390	265,560
Liabilities allocated [Abstract]
Long-term and short-term project debt	86,728	97,878
Grants and other liabilities	2,253	2,391
Total liabilities	88,981	100,269
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,644,952	8,021,568
Investments carried under the equity method	275,572	294,581
Current financial investments	188,804	207,379
Cash and cash equivalents (project companies)	543,449	533,548
Total assets	8,652,777	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,735,500	5,036,193
Grants and other liabilities	1,252,349	1,263,744
Total liabilities	5,987,849	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	271,634	268,876
Other current assets (including cash and cash equivalents at holding company level)	446,653	425,978
Total assets	718,287	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,000,091	1,023,071
Other non-current liabilities	390,143	532,312
Other current liabilities	196,150	148,005
Total liabilities	1,586,384	1,703,388
Equity	1,796,831	1,748,605
Total liabilities and equity	$ 3,383,215	$ 3,451,993